Interest and Finance Costs (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Interest and Finance Costs [Abstract]
Interest on long-term debt	$ 5,318,880	$ 2,644,821
Amortization of deferred finance charges	423,855	373,239
Other finance charges	374,906	81,109
Total Interest and Finance Costs	$ 6,117,641	$ 3,099,169